EMPLOYEE BENEFITS - Post-employment and long-term benefits movements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Total changes in actuarial assumptions	$ 61,222	$ (18,013)	$ 100,232
Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	541,226	604,110
Balance at the end of the year	568,158	541,226	604,110
Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	242,335	229,770
Balance at the end of the year	186,333	242,335	229,770
Plan obligation | Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	541,226	604,110	509,022
Service costs	14,567	13,127	4,425
Interests cost	37,138	36,700	50,826
Gain on settlements		(18,300)	253
Past Service Costs	1,018	(191)	200
Net defined benefit liability asset After Adjustment	593,949	635,446	564,726
Changes in actuarial assumptions from changes in demographic assumptions	7,407	6,136	(8,863)
Changes in actuarial assumptions from changes in financial assumptions	54,674	(24,149)	109,095
Total changes in actuarial assumptions	62,081	(18,013)	100,232
Payments to employees	(63,580)	(79,709)	(59,866)
Effect of movements in exchange rates	(1,536)	3,502	(982)
Balance at the end of the year	590,914	541,226	604,110
Plan obligation | Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	242,335	229,770	191,112
Service costs	22,860	21,040	18,201
Interests cost	14,252	13,460	12,889
Gain on settlements			(112)
Past Service Costs	(49,400)	1,632	(3,961)
Net defined benefit liability asset After Adjustment	230,047	265,902	218,129
Changes in actuarial assumptions from changes in demographic assumptions		388	(1,432)
Changes in actuarial assumptions from changes in financial assumptions	(13,008)	11,831	43,870
Total changes in actuarial assumptions	(13,008)	12,219	42,438
Payments to employees	(30,706)	(35,786)	(30,797)
Balance at the end of the year	186,333	$ 242,335	$ 229,770
Plan Assets | Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Interests cost	(318)
Recognition of the active plan	(21,474)
Remeasurements on plan assets	(859)
Effect of movements in exchange rates	(105)
Balance at the end of the year	$ (22,756)